Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 11,355	$ 14,027	$ 805
Defined benefit pension plans:
Prior service cost arising during period	0	0	19
Net gain (loss) arising during period	(656)	1,041	(5,361)
Less: Amortization of prior service credit included in net periodic pension cost	0	(377)	(97)
Defined benefit pension plans, net	(656)	664	(5,439)
Cash flow hedges:
Gain (loss) on interest rate swap	(282)	220	0
Less: Reclassification of realized loss on interest rate swap included in interest expense	157	0	0
Cash flow hedges, net	(125)	220	0
Foreign currency translation adjustments	(5,059)	(1,033)	2,237
Total other comprehensive loss before tax	(5,840)	(149)	(3,202)
Income tax (expense) benefit related to components of other comprehensive income (loss)	(1)	(849)	1,110
Other comprehensive loss, net of tax	(5,841)	(998)	(2,092)
Comprehensive income (loss)	$ 5,514	$ 13,029	$ (1,287)